Segments Results	12 Months Ended
Dec. 31, 2014
Segments Results [Abstract]
Segments Results

Note 12 – Segment Results

ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Company's segments are strategic business units that offer different  services to different industries and are managed accordingly. The Company analyzes its operating segments based on the segment's gross income. The Company has two reportable segments: (1) Digital media services to television and radio broadcasting industries (hereinafter- Content management and distribution services), and (2) Mobile satellite communications services (hereinafter- Mobile satellite services).

The Chief Operating Decision Maker (“CODM”) evaluates each segment's performance based upon revenues and gross income. The CODM believes such discussions are the most informative representation of how the CODM evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment:

Year ended December 31, 2014

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$11,476	$119,750	$131,226

Gross income	1,515	28,535	30,050

Sales and marketing			13,329
General and administrative			9,544

Operating income			7,177

Financial expenses, net			(541)

Income before taxes on income			6,636

Depreciation and amortization	$365	$9,145	$9,510

Year ended December 31, 2013

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$11,038	$110,757	$121,795

Gross income	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	$532	$8,748	$9,280

Year ended December 31, 2012

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$8,956	$104,444	$113,400

Gross income	1,587	25,560	27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			9,653

Financial income, net			1,521

Income before taxes on income			11,174

Depreciation and amortization	$536	$8,347	$8,883

Revenue is attributed to geographic region based on the location of the customers.

Revenues and long lived assets by geographic areas:

	Year ended December 31
	2012	2013	2014
Revenues:
North America	$32,844	$35,520	$36,142
Europe	48,325	49,962	55,811
Asia	10,578	13,655	15,537
Israel	8,908	9,165	7,956
Middle East (other than Israel)	10,006	8,964	10,796
Rest of the world	2,739	4,529	4,984

Total	$113,400	$121,795	$131,226

	Year ended December 31
	2013	2014
Long-lived assets:

Israel	$43,448	$40,788
North America	6,808	7,039
Europe	13,668	14,656
Total	$63,924	$62,483